Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Senior Notes	$ 120,000
Capital leases maturing at various dates through 2026	11,456
Other long-term debt maturing at various dates up to 2023	1,038
Long-term Debt and Lease Obligation, Including Current Maturities, Total	652,804
Less: current portion	57,436	$ 56,478
Long-term debt - non-current	595,368	$ 533,126
Revolving Credit Facility [Member]
Credit Agreement	$ 520,310